TAX LIABILITIES (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Subclassifications of assets, liabilities and equities [abstract]
Periodic payment plan	$ 379	$ 107
VAT payable	9,927	4,599
Wage withholding taxes	3,354	2,721
Personal properties tax accrual	1,139	1,062
Taxes payable related to LEC	1,385	687
Sales taxes payable	100	189
Other	1,787	2,439
Tax liabilities	$ 18,071	$ 11,804